BALANCE SHEETS (USD $)	Apr. 30, 2014	Apr. 30, 2013
CURRENT ASSETS:
Cash	$ 1,301,748	$ 0
Prepaid expenses	900	1,945
TOTAL CURRENT ASSETS	1,302,648	1,945
PROPERTY AND EQUIPMENT - Net	1,955	0
TOTAL ASSETS	1,304,603	1,945
CURRENT LIABILITIES:
Accounts payable	12,688	5,909
Due to related parties	39,855	27,113
TOTAL CURRENT LIABILITIES	52,543	33,022
STOCKHOLDERS' EQUITY (DEFICIT):
Common stock,1,500,000,000 shares authorized, par value $0.001, 953,830,000 and 904,500,000 shares issued and outstanding at April 30, 2014 and 2013, respectively	953,830	904,500
Additional Paid-in Capital	1,403,251	3,785
Deficit accumulated during the development stage	(1,105,021)	(939,362)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	1,252,060	(31,077)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,304,603	$ 1,945